Other assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Interest receivable	$ 18,037	$ 10,554
Other	14,190	6,489
Other currents assets	32,227	17,043
Non-current assets
Guarantee deposits	4,605	5,493
Deposits for litigation	9,231	8,300
Other	3,212	3,212
Other non - current assets	17,048	17,005
Other current and non-current assets	$ 49,275	$ 34,048